Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2019
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Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos
The translation of assets and liabilities denominated in foreign currencies into Mexican pesos is for consolidation purposes and does not indicate that the Company could realize or settle the reported value of those assets and liabilities in Mexican pesos. Additionally, this does not indicate that the Company could return or distribute the reported Mexican peso value in equity to its shareholders.

	Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
	Functional /	Average Exchange Rate as of		Exchange Rate as of
Country or Zone	Recording Currency	September 30, 2019	September 30, 2018	September 30, 2019	December 31, 2018
Mexico	Mexican peso	1.00	1.00	1.00	1.00
Guatemala	Quetzal	2.50	2.55	2.54	2.54
Costa Rica	Colon	0.03	0.03	0.03	0.03
Panama	U.S. dollar	19.25	19.04	19.64	19.68
Colombia	Colombian peso	0.01	0.01	0.01	0.01
Nicaragua	Cordoba	0.58	0.61	0.59	0.61
Argentina	Argentine peso	0.44	0.80	0.34	0.52
Brazil	Reais	4.96	5.32	4.72	5.08
Philippines	Philippin peso	NA	0.36	NA	0.37
Uruguay	Uruguayan peso	0.56	0.63	0.53	0.61

(1)	Exchange rates published by the Central Bank of each country where the Company operates.

Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments
As of September 30, 2019 and December 31, 2018, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2016-2019	Type of Economy	Cumulative Inflation 2015-2018	Type of Economy
Mexico	15.1%	Non-hyperinflationary	15.7%	Non-hyperinflationary
Guatemala	10.3%	Non-hyperinflationary	12.2%	Non-hyperinflationary
Costa Rica	6.0%	Non-hyperinflationary	5.7%	Non-hyperinflationary
Panama	0.9%	Non-hyperinflationary	2.1%	Non-hyperinflationary
Colombia	11.6%	Non-hyperinflationary	13.4%	Non-hyperinflationary
Nicaragua	15.8%	Non-hyperinflationary	13.1%	Non-hyperinflationary
Argentina	166.2%	Hyperinflationary	158.4%	Non-hyperinflationary
Brazil	10.0%	Non-hyperinflationary	13.1%	Non-hyperinflationary
Philippines	NA	Non-hyperinflationary	11.9%	Non-hyperinflationary
Uruguay	23.9%	Non-hyperinflationary	25.3%	Non-hyperinflationary